Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Apr. 07, 2017	Mar. 17, 2017	Jan. 27, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
American Funds Short-Term Tax-Exempt Bond Fund® Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class R-6
Account Value		$ 11,104	$ 10,676	$ 10,614	$ 10,911	$ 10,830	$ 10,488	$ 10,159			$ 10,000
American Funds Short-Term Tax-Exempt Bond Fund® Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class F-3
Account Value		$ 11,134	10,705	10,643	10,941	10,860	10,517	10,188	$ 10,149			$ 10,000
American Funds Short-Term Tax-Exempt Bond Fund® Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class F-2
Account Value		$ 11,170	10,748	10,694	11,001	10,926	10,588	10,263	10,234				$ 10,185	$ 10,029	$ 10,000
American Funds Short-Term Tax-Exempt Bond Fund® Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class F-1
Account Value		$ 10,855	10,478	10,455	10,789	10,748	10,448	10,159	10,157				10,133	10,004	10,000
American Funds Short-Term Tax-Exempt Bond Fund® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Short-Term Tax-Exempt Bond Fund — Class T (with sales charge)
Account Value		$ 10,762	10,351	10,291	10,583	10,508	10,180	9,864	9,829	$ 9,749
American Funds Short-Term Tax-Exempt Bond Fund® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Short-Term Tax-Exempt Bond Fund — Class A (with sales charge)
Account Value		$ 10,807	10,411	10,370	10,680	10,620	10,304	9,996	9,972				9,926	9,778	9,753
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg Municipal Bond Index
Account Value		$ 12,762	12,301	12,188	13,095	12,678	12,033	11,214	11,104				11,075	10,356	10,000
Bloomberg Municipal Short 1 5 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg Municipal Short 1-5 Years Index
Account Value		$ 11,372	$ 11,004	$ 10,980	$ 11,260	$ 11,137	$ 10,811	$ 10,422	$ 10,372				$ 10,307	$ 10,091	$ 10,000

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.